SEGMENT REPORTING - Long-lived Assets Other Than Goodwill and Intangible Assets by Geographical Area (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Jun. 30, 2019
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets other than goodwill and acquired intangible assets	$ 139,053	$ 137,767
PRC [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets other than goodwill and acquired intangible assets	126,102	125,781
Non-PRC [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets other than goodwill and acquired intangible assets	$ 12,951	$ 11,986